Note 19 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Counterparty	Notional Amount December 31, 2013	Period (years)	Effective Date	Interest Rate Payable	Fair Value – Liability (Level 2) December 31, 2103
ALPHA BANK	$20,000	7	March 30, 2008	10.85%	(1,697)

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants Outstanding December 31, 2014	Term (years)	Warrant Exercise Price	Fair Value – Liability December 31, 2014
5,330,000	5	$2.50	(2,599)

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement at Reporting Date
As of December 31, 2013	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swap	1,697	-	1,697	-
		Fair Value Measurement at Reporting Date
As of December 31, 2014	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrants	2,599	-	-	2,599

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Beginning balance – January 1, 2014	-
Issuance of warrants	6,477
Change in fair value of warrants, included in Statement of Comprehensive (Loss)/Income	(3,878)
Closing balance – December 31, 2014	2,599

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Derivative financial instruments	1,135
Interest rate swaps	Non-Current liabilities –Derivative financial instruments	562
	Balance Sheet Location	Fair Value
Warrants	Non-Current liabilities –Derivative financial instruments	2,599

Derivative Instruments, Gain (Loss) [Table Text Block]
	Amount of (Loss)/ Gain Recognized in Statement of Comprehensive (Loss)/Income Located in (Loss)/Gain on Derivate Financial Instruments
	2012	2013	2014
Interest rate swaps- change in fair value	2,656	2,313	651
Interest rate swaps– realized loss	(3,103)	(2,484)	(664)
Warrants- change in fair value	-	-	3,879
Total	(447)	(171)	3,866